DEFERRED INCOME TAX ASSETS/LIABILITIES - Reconciliation of income tax (expense) benefit (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of income tax expense
Pre-tax income	$ 3,147	$ 13,997	$ 5,651
Non-taxable items - (Earnings) losses from associates	(496)	255	(494)
Non-taxable items - Costs valuation differences of foreign investments	(6,570)	(14,353)
Non-taxable items - Other	(1,501)	(1,081)	(580)
Restatement in current currency of Equity, goodwill and other	62,187	99,307	75,459
Subtotal	$ 56,767	$ 98,125	$ 80,036
Weighted statutory income tax rate	24.59%	26.14%	25.37%
Income tax expense at weighted statutory tax rate	$ (13,958)	$ (25,655)	$ (20,303)
Deferred tax liability restatement in current currency and other	20,698	27,023	26,287
Income tax inflation adjustment	(14,842)	(20,685)
Actions for recourse	12	71	92
Income tax on cash dividends of foreign companies	(161)	(44)	(133)
Income tax (expense) benefit	(8,251)	$ (19,290)	$ 5,943
Income tax - Actions for recourse filed with the Tax Authority
Amount of claim filed during 2015 and 2020	1,261
Non-current tax credit	$ 882